Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 28, 2011
MFS Arkansas Municipal Bond Fund (Prospectus Summary): | MFS Arkansas Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Arkansas Municipal Bond Fund
Supplement Text	ck0000751656_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

MFS® Municipal Series Trust

MFS® Alabama Municipal Bond Fund,

MFS® Arkansas Municipal Bond Fund,

MFS® Georgia Municipal Bond Fund,

MFS® Maryland Municipal Bond Fund,

MFS® Massachusetts Municipal Bond

Fund, MFS® Mississippi Municipal

Bond Fund, MFS® Pennsylvania

Municipal Bond Fund MFS® South

Carolina Municipal Bond Fund, MFS®

Tennessee Municipal Bond Fund, and

MFS® West Virginia Municipal Bond

Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Arkansas Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFARX
MFS Arkansas Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBARX